AQUARIUS INTERNATIONAL FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 93.0%
Advertising — 0.1%
Dentsu, Inc.	1,800	$62,642
Publicis Groupe SA	2,188	147,901
WPP, PLC	3,536	48,845
		259,388
Aerospace/Defense — 0.1%
Airbus Group SE*	1,204	158,189
MTU Aero Engines AG, ADR	562	73,251
Safran SA	649	98,136
Thales SA	486	49,833
		379,409
Agriculture — 0.3%
British American Tabacco, PLC, SP ADR	6,138	237,356
Imperial Brands, PLC, SP ADR	3,146	72,736
Japan Tobacco, Inc.	4,730	93,963
Origin Enterprises, PLC	115,290	517,374
Swedish Match AB	4,980	46,170
		967,599
Airlines — 1.1%
Ryanair Holding, PLC, SP ADR*	35,823	4,182,335
Apparel — 2.2%
Adidas AG	4,474	1,631,607
Adidas AG, SP ADR	1,152	211,242
Gildan Activewear, Inc.	5,757	208,173
Hermes International	80	111,460
Kering SA	139	127,296
LVMH Moet Hennessy Louis Vuitton SE	6,696	5,363,728
LVMH Moet Hennessy Louis Vuitton SE, ADR	2,000	321,460
Shenzhou International Group Holdings, Ltd.	4,000	105,442
		8,080,408
Auto Manufacturers — 0.7%
Bayerische Motoren Werke AG, SP ADR	3,309	117,337
Daimler AG	3,623	338,019
Ferrari NV	141	29,731
Ferrari NV, ADR	642	135,404
Geely Automobile Holdings, Ltd.	6,982	17,680
Geely Automobile Holdings, Ltd., ADR	883	45,042
Hyundai Motor Co.	353	73,261
Kia Corp.	4,031	304,940
NIO, Inc., ADR*	2,072	80,021
Nissan Motor Co., Ltd.*	10,100	50,804
Stellantis NV	5,160	100,946
Tata Motors, Ltd., SP ADR*	32,755	711,766
Toyota Motor Corp.	600	49,793
Toyota Motor Corp., SP ADR	1,862	309,055
Volkswagen AG, ADR	5,060	182,995
Volvo AB, Class B	3,636	95,827
		2,642,621
Auto Parts & Equipment — 0.3%
Continental AG*	442	65,535
Faurecia SE	87	4,774
Magna International, Inc.	3,010	302,776
Mando Corp.*	6,882	399,656
Michelin	463	70,765
Motherson Sumi Systems Ltd.*	104,753	339,480
		1,182,986
Banks — 7.7%
Australia & New Zealand Banking Group, Ltd.	5,980	133,386
Banco Santander SA*	37,238	156,836
Bangkok Bank	290,100	1,067,704
Bank Central Asia Tbk PT	328,970	729,568
Bank Leumi Le Israel	502,678	4,033,904
Bank Montreal	867	91,052
Bank of Ireland Group, PLC	529,735	3,432,893
Bank of Nova Scotia, (The)	1,749	117,708
Bank Rakyat Indonesia Persero Tbk PT, ADR	1,382	19,859
Barclays, PLC	126,063	327,359
Bendigo & Adelaide Bank, Ltd.	12,614	102,059
BNP Paribas SA	2,636	181,476
BOC Hong Kong Holdings, Ltd.	28,000	103,281
CaixaBank SA	65,952	228,650
Canadian Imperial Bank of Commerce	573	67,539
China Construction Bank Corp.	106,000	87,336
China Merchants Bank Co., Ltd.	117,298	1,085,245
China Merchants Bank Co., Ltd., ADR	554	25,739
Commerzbank AG*	18,102	146,020
Commonwealth Bank Of Australia	4,044	314,182
Concordia Financial Group, Ltd.	11,723	44,413
Credit Suisse Group AG	13,720	149,914
Dah Sing Financial Holdings, Ltd.	222,400	791,695
DBS Group Holdings, Ltd.	82,000	1,884,082
DBS Group Holdings, Ltd., SP ADR	1,611	149,259
Deutsche Bank AG*	8,776	132,430
DNB ASA	12,189	272,042
FinecoBank Banca Fineco SpA	5,751	95,763
FirstRand, Ltd.	13,495	55,267
Fukuoka Financial Group, Inc.	3,000	57,209
Grupo Aval Acciones y Valores SA, ADR	8,589	49,644
Grupo Financiero Banorte SAB de CV	141,978	968,427
Hang Seng Bank, Ltd.	4,400	93,794
HDFC Bank, Ltd.	117,916	2,446,105
HDFC Bank, Ltd., ADR	9,894	757,188
HSBC Holdings, PLC, SP ADR*	9,910	320,886
ICICI Bank, Ltd., SP ADR*	71,258	1,283,357
ING Groep NV	7,103	99,393
Macquarie Group, Ltd.	749	88,142
Mediobanca Banca di Credito Finanziario SpA	3,974	47,318
Mitsubishi UFJ Financial Group Inc., SP ADR	53,334	308,804
National Australia Bank, Ltd.	7,689	160,866
National Australia Bank, Ltd., SP ADR	11,208	117,908
Nedbank Group, Ltd., SP ADR*	2,666	30,766
Nordea Bank Abp	11,504	124,974
Nordea Bank Abp	93	1,008
OTP Bank, PLC	13,513	741,751
Oversea-Chinese Bank Corp., Ltd.	9,000	85,018
Royal Bank Canada	3,116	324,033
Sberbank Russia, SP ADR	40,143	677,614
Shinhan Financial Group Co., Ltd., SP ADR	9,162	349,439
Societe Generale SA	2,392	76,590
Standard Bank Group, Ltd.	9,099	87,863
Sumitomo Mitsui Financial Group Inc., SP ADR	56,610	414,385
Svenska Handelsbanken AB, Class A	175,717	2,009,195
Toronto-Dominion Bank, (The)	3,414	246,149
UBS Group AG	13,717	223,536
United Overseas Bank, Ltd.	6,000	119,136
Woori Financial Group, Inc., SP ADR	4,696	138,579
		28,475,738
Beverages — 3.7%
Anheuser-Busch InBev SA NV, SP ADR	2,087	158,132
Asahi Group Holdings Ltd.	1,700	82,177
Carlsberg A/S	499	91,650
China Resources Beer Holdings Co., Ltd.	10,000	88,716
Coca-Cola European Partners, PLC	476	28,807
Diageo, PLC	143,487	6,919,413
Diageo, PLC, SP ADR	2,046	395,389
Fomento Economico Mexicano SAB de CV, SP ADR	461	37,802
Heineken NV	592	70,865
Kweichow Moutai Co., Ltd., Class A	2,472	866,753
Pernod Ricard SA	300	66,233
Thai Beverage, PLC	6,778,200	3,559,239
Wuliangye Yibin Co., Ltd., Class A	25,599	1,276,997
		13,642,173
Biotechnology — 0.5%
BeiGene Ltd., ADR*	1,779	637,789
CSL Ltd., SP ADR	1,030	115,267
CSL, Ltd.	628	140,260
Genmab A/S*	1,553	634,356
Genmab A/S, SP ADR*	2,330	94,645
Zai Lab Ltd., ADR*	1,967	349,457
		1,971,774
Building Materials — 1.9%
Anhui Conch Cement Co., Ltd.	3,500	21,668
Anhui Conch Cement Co., Ltd., ADR	455	13,486
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	65,000	584,578
Cemex SAB de CV, SP ADR*	5,460	45,209
CRH, PLC	69,087	3,614,429
CRH, PLC, SP ADR	3,605	187,713
Daikin Industries, Ltd.	249	49,794
Daikin Industries, Ltd., SP ADR	1,490	29,755
Geberit AG	90	65,331
James Hardie Industries PLC	2,896	94,793
LafargeHolcim, Ltd.*	2,013	120,435
Semen Indonesia Persero Tbk PT, ADR	2,421	32,478
Sika AG	6,787	2,185,144
TOTO, Ltd.	365	20,079
		7,064,892
Chemicals — 2.5%
Air Liquide SA	17,009	2,892,661
Air Liquide SA, ADR	1,771	60,072
Akzo Nobel NV, ADR	2,496	106,629
Asahi Kasei Corp.	6,000	67,371
Asian Paints Ltd.	16,641	675,029
BASF SE, SP ADR	9,844	201,900
Covestro AG(a)	1,716	119,861
Croda International, PLC	14,201	1,405,482
Fuchs Petrolub SE	29,650	1,250,709
Givaudan SA, ADR	600	53,808
Givaudan SA	27	120,673
ICL Group, Ltd.	12,592	90,536
Johnson Matthey, PLC	1,377	59,400
Kansai Paint Co., Ltd.	1,360	36,796
Koninklijke DSM NV	561	103,375
LANXESS AG	1,023	76,461
LG Chem, Ltd.	1,110	827,213
LyondellBasell Industries NV, Class A	4,716	531,116
Mitsui Chemicals, Inc.	22	744
Nippon Paint Holdings Co., Ltd.	3,610	52,556
Novozymes A/S, ADR	920	67,372
Shin Etsu Chemical Co., Ltd., ADR	2,744	118,898
Shin-Etsu Chemical Co., Ltd.	654	113,295
Solvay SA	373	50,485
Sumitomo Chemical Co., Ltd.	13,000	72,098
Symrise AG	500	66,503
Umicore SA, ADR	3,052	45,811
		9,266,854
Coal — 0.0%
China Shenhua Energy Co., Ltd.	30,000	66,243
Commercial Services — 3.8%
Adecco Group AG	374	25,885
Adyen NV*(a)	954	2,208,003
ALD SA(a)	55,364	848,353
Allfunds Group, PLC*	86,890	1,456,502
Amadeus IT Group SA, ADR*	1,437	108,105
Ashtead Group, PLC	23,093	1,684,573
Bidvest Group, Ltd., (The)	3,146	44,394
Bureau Veritas SA	1,739	53,322
China Merchants Port Holdings Co., Ltd.	60,000	99,108
Edenred	1,223	67,354
Experian, PLC	2,543	97,432
IHS Markit, Ltd.	5,330	561,302
Intertek Group, PLC	30,344	2,332,591
Localiza Rent a Car SA, SP ADR	4,006	47,271
New Oriental Education & Tech Group, Inc., SP ADR*	45,120	461,578
Recruit Holdings Co., Ltd.	3,292	168,735
RELX, PLC	118,208	3,078,957
Rentokil Initial, PLC	7,414	49,733
Secom Co., Ltd.	358	28,297
TAL Education Group, ADR*	1,488	59,475
Transurban Group	6,366	68,293
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA*	49,441	485,901
Worldline SA (France)*(a)	573	55,062
		14,090,226
Computers — 1.3%
CGI, Inc.*	279	24,942
CyberArk Software Ltd.*	576	72,887
EPAM Systems, Inc.*	1,756	838,666
Fujitsu Ltd.	422	68,838
Globant S.A.*	1,324	288,460
Infosys Ltd., SP ADR	12,897	249,428
Logitech International SA	536	65,982
Nomura Research Institute Ltd.	58,700	1,870,225
Obic Co., Ltd.	400	74,931
Tata Consultancy Services, Ltd.	18,737	812,180
Teleperformance	266	101,917
Wipro Ltd., ADR	38,844	308,033
		4,776,489
Cosmetics/Personal Care — 1.9%
Beiersdorf AG	1,479	175,342
Essity AB, Class B	3,135	108,509
Kao Corp.	4,250	260,922
Kose Corp.	300	47,867
LG Household & Health Care, Ltd.	166	227,556
L'Oreal SA	1,866	844,777
L'Oreal SA, ADR	3,400	308,040
Natura & Co. Holding SA, ADR*	5,256	102,755
Pigeon Corp.	1,300	37,471
Unicharm Corp.	1,087	43,158
Unilever PLC-CVA	75,208	4,510,426
Unilever, PLC, SP ADR	4,479	268,606
		6,935,429
Distribution/Wholesale — 1.2%
Bunzl, PLC	123,262	3,992,442
ITOCHU Corp.	3,700	111,577
ITOCHU Corp., ADR	426	25,679
Jardine Cycle & Carriage Ltd.	4,000	66,995
Mitsui & Co., Ltd.	3,159	69,872
Sendas Distribuidora SA	2,775	47,092
		4,313,657
Diversified Financial Services — 2.5%
Banco BTG Pactual SA*	33,684	792,382
Capitec Bank Holdings Ltd.	4,512	542,101
Chailease Holding Co., Ltd.	47,000	354,982
China International Capital Corp., Ltd.(a)	19,000	55,847
Deutsche Boerse AG	8,586	1,403,937
Deutsche Boerse AG, ADR	2,810	45,691
Guotai Junan Securities Co., Ltd.(a)	33,000	49,673
Hong Kong Exchange & Clearing, Ltd.	3,780	232,631
Housing Development Finance Corp., Ltd.	17,576	615,434
Japan Exchange Group, Inc., ADR	64,100	1,494,231
KB Financial Group, Inc.	9,095	465,989
KB Financial Group, Inc., ADR	6,431	331,132
London Stock Exchange Group, PLC	791	84,875
London Stock Exchange Group, PLC, ADR	2,464	66,996
Nomura Holdings, Inc.	14,100	77,337
Pagseguro Digital, Ltd., Class A*	13,213	648,891
Sanlam Ltd., SP ADR	5,156	43,981
SBI Cards & Payment	36,790	531,109
SBI Holdings, Inc. (Japan)	2,600	66,165
Singapore Exchange, Ltd.	6,000	47,097
St James's Place, PLC	5,807	114,879
Standard Life Aberdeen, PLC	15,283	59,469
Visa, Inc., Class A	4,319	981,709
		9,106,538
Electric — 0.4%
CLP Holdings, Ltd.	6,000	61,916
E.ON SE	4,210	51,200
Enel SpA	14,744	146,221
Engie SA, SP ADR	8,968	134,072
Equatorial Energia SA	64,930	318,066
Fortis, Inc.	2,870	131,015
Iberdrola SA	8,686	119,728
Iberdrola SA, SP ADR	1,618	89,637
National Grid, PLC	2,867	38,268
National Grid, PLC, SP ADR	2,605	174,196
Orsted A/S(a)	381	58,266
Power Assets Holdings, Ltd.	9,500	59,605
RWE AG	1,019	38,722
SSE, PLC, ADR	5,415	118,426
Terna Rete Elettrica Nazionale SpA	6,010	45,924
		1,585,262
Electrical Components & Equipment — 1.1%
ABB Ltd.	4,533	154,480
Contemporary Amperex Technology Co., Ltd., Class A	13,908	895,212
Delta Electronics, Inc.	92,255	967,972
Legrand SA	18,610	1,952,127
Schneider Electric SE	698	111,094
Schneider Electric SE, ADR	4,025	127,753
		4,208,638
Electronics — 1.8%
Assa Abloy AB, Class B	98,664	3,037,486
Halma, PLC	34,969	1,290,749
Hirose Electric Co., Ltd.	427	61,073
Hon Hai Precision	124,315	496,720
Hoya Corp.	670	88,039
Hoya Corp., SP ADR	487	64,355
Kyocera Corp.	900	55,326
Murata Manufacturing Co., Ltd.	1,119	84,761
Murata Manufacturing Co., Ltd., ADR	5,048	95,205
Nidec Corp.	78	8,944
Nidec Corp., SP ADR	4,640	133,818
Shenzhen Inovance Technology Co., Ltd., Class A	23,990	362,390
Silergy Corp.	1,950	244,730
Unimicron Technology Corp.	125,597	471,724
		6,495,320
Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S	2,480	96,950
Engineering & Construction — 0.1%
Cellnex Telecom SA*(a)	792	48,047
Ferrovial SA	3,085	90,127
Grupo Aeroportuario del Pacifico SAB de CV, SP ADR, Class B*	392	41,321
Grupo Aeroportuario del Sureste SAB de CV, SP ADR	471	83,193
HOCHTIEF AG	774	65,276
Vinci SA, ADR	3,476	98,649
		426,613
Entertainment — 0.1%
MultiChoice Group	5,548	55,036
MultiChoice Group, Ltd., ADR	93	918
OPAP SA	14,085	221,360
Oriental Land Co., Ltd.	613	90,746
Paddy Power Betfair, PLC*	321	59,985
		428,045
Environmental Control — 0.2%
China Conch Venture Holdings, Ltd.	159,500	734,442
Food — 1.7%
BRF SA, ADR*	3,487	17,191
Calbee, Inc.	2,300	53,481
China Mengniu Dairy Co., Ltd.*	113,724	673,126
Chocoladefabriken Lindt & Spruengli AG	6	56,632
Cia Brasileira de Distribuicao, SP ADR*	2,775	20,813
Coles Group, Ltd.	4,109	52,632
Colruyt SA	628	38,260
Danone SA	1,659	118,262
Glanbia, PLC	84,404	1,406,041
ICA Gruppen AB	882	43,260
JBS SA, SP ADR	690	8,042
Koninklijke Ahold Delhaize NV	696	20,262
Koninklijke Ahold Delhaize NV, SP ADR	4,031	118,673
Marine Harvest	1,851	48,192
Meiji Holdings Co., Ltd.	2,400	149,160
Nestle SA	16,653	2,056,948
Nestle SA, SP ADR	6,845	846,521
Ocado Group, PLC*	2,138	57,202
Seven & i Holdings Co., Ltd.	2,500	110,025
Seven & i Holdings Co., Ltd., ADR	3,000	66,000
Tesco, PLC	1,409	4,461
Toyo Suisan Kaisha Ltd.	2,000	81,526
Wilmar International Ltd.	29,000	104,932
Woolworths Group, Ltd.	2,137	69,137
Yamazaki Baking Co., Ltd.	3,000	45,279
		6,266,058
Food Service — 0.5%
Compass Group, PLC*	80,021	1,824,111
Compass Group, PLC, SP ADR*	7,353	169,340
		1,993,451
Forest Products & Paper — 0.0%
Smurfit Kappa Group PLC, ADR	736	39,122
UPM-Kymmene Corp.	1,590	60,716
		99,838
Gas — 0.2%
Beijing Enterprises Holdings, Ltd.	23,500	82,025
China Gas Holdings, Ltd.	14,200	54,007
China Resources Gas Group, Ltd.	6,000	37,204
ENN Energy Holdings, Ltd.	6,000	110,301
Hong Kong & China Gas Co., Ltd.	80,000	140,830
Indraprastha Gas Ltd.	52,563	372,326
Snam SpA	9,397	55,300
		851,993
Hand/Machine Tools — 0.6%
Amada Co., Ltd.	148,900	1,608,520
Sandvik AB	3,286	87,351
Schindler Holding AG	216	62,758
Techtronic Industrials Co., Ltd.	30,300	570,371
		2,329,000
Healthcare-Products — 2.4%
Alcon, Inc.	66,729	4,642,892
Alcon, Inc., ADR	1,128	78,599
Cochlear, Ltd.	376	65,322
Coloplast A/S, ADR	1,070	17,034
Coloplast A/S, Class B	327	51,891
Essilor International Cie Generale d'Opitque SA	11,122	1,931,101
EssilorLuxottica SA, ADR	144	12,603
Koninklijke Philips	29,017	1,639,649
Koninklijke Philips NV, ADR	1,898	107,199
Olympus Corp.	2,000	42,608
QIAGEN NV*	2,099	103,607
Siemens Healthineers AG(a)	1,037	58,410
Smith & Nephew, PLC	2,242	48,837
Sysmex Corp.	300	31,109
Sysmex Corp., ADR	450	23,405
Terumo Corp.	1,362	52,582
		8,906,848
Healthcare-Services — 0.6%
Apollo Hospitals Enterprise, Ltd.	15,809	686,453
Fresenius Medical Care AG & Co., KGaA, ADR	1,104	44,248
Hapvida Participacoes e Investimentos SA(a)	83,800	256,463
Lonza Group AG	182	117,656
Lonza Group AG, ADR*	370	23,787
PeptiDream, Inc.*	639	29,485
Sonic Healthcare Ltd., SP ADR	3,345	89,345
WuXi AppTec Co., Ltd.(a)	22,861	472,911
Wuxi Biologics Cayman, Inc.*(a)	31,879	473,122
		2,193,470
Holding Companies-Diversification — 0.0%
CK Hutchison Holdings, Ltd.	10,000	79,724
Jardine Matheson Holdings, Ltd.	1,000	64,813
		144,537
Home Builders — 0.5%
Berkeley Group Holdings, PLC	683	45,267
Persimmon, PLC*	1,243	55,577
Sekisui Chemical Co., Ltd.	91,600	1,597,021
Sekisui House Ltd.	4,000	84,184
		1,782,049
Home Furnishings — 0.2%
Electrolux AB, Class B	972	27,671
Panasonic Corp.	4,000	45,431
Sharp Corp. (Japan)	3,000	55,938
Sony Corp., SP ADR	4,806	478,726
		607,766
Household Products/Wares — 0.1%
Hindustan Unilever Ltd.	5,666	181,415
Reckitt Benckiser Group, PLC, SP ADR	11,185	205,290
		386,705
Insurance — 5.4%
Admiral Group, PLC	45,688	1,902,427
Aegon NV	14,288	67,736
Ageas SA NV	2,481	160,507
AIA Group, Ltd.	201,317	2,686,840
AIA Group, Ltd., SP ADR	9,630	515,398
Allianz SE, SP ADR	6,060	160,287
Aon, PLC, Class A	20,396	5,167,734
Baloise Holding AG	522	86,902
CNP Assurances	12,462	229,123
Dai-ichi Life Holdings, Inc.	6,692	139,997
Hannover Rueck SE	286	50,057
HDFC Life Insurance Co., Ltd.(a)	48,950	451,561
Insurance Australia Group, Ltd.	12,776	49,251
Lancashire Holdings, Ltd.	328,462	2,937,240
Legal & General Group, PLC	36,815	148,419
Manulife Finanical Corp.	6,860	143,374
New China Life Insurance Co., Ltd.	16,800	63,216
NN Group NV	3,039	154,680
Ping An Insurance Group Co. of China, Ltd.	43,775	478,162
Ping An Insurance Group Co. of China, Ltd., ADR	8,016	175,871
Prudential PLC, SP ADR	2,925	62,236
RSA Insurance Group, PLC*	8,130	78,927
Sampo, Class A, PLC	46,433	2,211,540
Sun Life Financial, Inc.	2,753	148,277
Suncorp Group, Ltd.	18,597	160,647
T&D Holdings, Inc.	5,200	70,734
Tokio Marine Holdings, Inc.	460	21,560
Topdanmark AS	28,793	1,484,639
Zurich Insurance Group AG	126	52,996
		20,060,338
Internet — 5.2%
51job, Inc., ADR*	1,093	78,346
Alibaba Group Holding, Ltd.*	26,874	718,759
Alibaba Group Holdings, Ltd., SP ADR*	19,509	4,174,146
Autohome, Inc., SP ADR	11,717	903,029
Baidu, Inc., SP ADR*	2,813	552,107
Delivery Hero SE*(a)	387	52,355
East Money Information Co., Ltd., Class A	94,823	467,448
IndiaMart InterMesh Ltd.(a)	1,223	125,367
JD.com, Inc., ADR*	2,393	176,938
JOYY, Inc., ADR	721	55,481
Kakao Corp.	4,239	463,437
Locaweb Servicos de Internet SA*(a)	32,686	164,756
M3, Inc.	1,300	87,329
Meituan Dianping, Class B*(a)	12,773	447,690
Momo, Inc., SP ADR	2,185	30,656
MonotaRO Co., Ltd.	1,200	27,958
Naspers, Ltd.	6,823	1,503,973
Naver Corp.	1,033	331,432
Ozon Holdings, PLC, ADR*	5,194	275,646
Pinduoduo, Inc., ADR*	437	54,573
Prosus NV*	949	98,320
Sea, Ltd., ADR*	1,505	381,126
SEEK Ltd.	4,272	102,380
Shopify, Inc., Class A*	72	89,487
Tencent Holdings, Ltd.	74,551	5,828,465
Tencent Holdings, Ltd., ADR	17,513	1,372,669
Tencent Music Entertainment Group, ADR*	293	4,612
Trip.com Group Ltd., ADR*	897	37,539
Vipshop Holdings, Ltd., ADR*	4,069	94,116
Weibo Corp., SP ADR*	653	33,199
Wix.com Ltd.*	100	25,986
Yandex NV, Class A*	5,525	373,158
Z Holdings Corp.	6,577	31,372
		19,163,855
Investment Companies — 2.9%
Groupe Bruxelles Lambert SA	66,607	7,557,758
Kinnevik AB*	849	30,736
Kinnevik AB*	849	16,051
Melrose Industries, PLC	1,260,883	3,081,796
Wendel SA	888	124,197
		10,810,538
Iron/Steel — 0.5%
BlueScope Steel, Ltd.	6,357	104,948
Cia Siderurgica Nacional SA, SP ADR	41,580	354,677
Fortescue Metals Group, Ltd.	5,658	96,629
Nippon Steel & Sumitomo Metal Corp.	8,000	152,316
Posco, SP ADR	3,580	286,794
Vale SA, SP ADR	32,381	696,839
Voestalpine AG	1,763	79,138
		1,771,341
Leisure Time — 0.1%
Merida Industry Co., Ltd.	14,392	166,481
Shimano, Inc.	236	53,743
		220,224
Life Sciences Tools & Services — 0.2%
Eurofins Scientific SE*	8,412	901,231
Lodging — 0.8%
Galaxy Entertainment Group, Ltd.*	55,200	462,514
Huazhu Group, Ltd., ADR	13,266	758,417
InterContinental Hotels Group, PLC*	26,972	1,878,158
Melco Resorts & Entertainment, Ltd., ADR*	988	16,984
		3,116,073
Machinery-Construction & Mining — 0.4%
Epiroc AB, Class A	39,502	901,071
Hitachi Ltd., ADR	1,830	192,717
Hitachi, Ltd.	901	47,473
Komatsu, Ltd.	4,400	132,640
Mitsubishi Electical Corp.	3,000	46,771
Siemens Energy AG*	960	30,563
		1,351,235
Machinery-Diversified — 1.8%
Atlas Copco AB, Class A	1,701	104,149
Atlas Copco AB, Class A, SP ADR	1,656	101,844
CNH Industrial NV	6,623	113,873
FANUC Corp.	2,819	675,828
GEA Group AG	83,544	3,634,952
Keyence Corp.	400	197,726
Kone Corp., Class B	748	60,855
Kubota Corp., SP ADR	883	102,172
SMC Corp.	110	66,182
SMC Corp., ADR	2,280	68,651
Spirax-Sarco Engineering, PLC	7,538	1,354,922
Sumitomo Heavy Industries, Ltd.	2,000	62,819
WEG SA	38,720	255,350
		6,799,323
Media — 1.7%
Informa, PLC*	4,850	37,337
Pearson, PLC, SP ADR	15,198	177,513
Shaw Communications, Inc., Class B	9,386	280,547
Thomson Reuters Corp.	1,419	139,019
Vivendi SA, ADR	5,370	195,522
Wolters Kluwer	56,898	5,464,323
Wolters Kluwer NV, SP ADR	667	63,812
		6,358,073
Mining — 1.5%
Aluminum Corp. of China, Ltd.*	693,555	407,500
Antofagasta, PLC	8,790	192,440
Barrick Gold Corp.	6,196	149,200
Boliden AB*	2,900	116,498
Cameco Corp.	3,460	69,096
Franco-Nevada Corp.	1,038	155,295
Groupo Mexico SAB de CV SA	214,871	1,031,312
Hindalco Industries Ltd.	62,983	336,426
Impala Platinum Holdings, Ltd.	7,877	136,021
Kirkland Lake Gold Ltd.	1,043	45,193
Lynas Rare Earths, Ltd.*	65,320	278,852
MMC Norilsk Nickel PJSC, ADR*	2,034	72,105
Newcrest Mining, Ltd.	1,769	38,257
Norsk Hydro ASA	15,202	98,492
Pan American Silver Corp.	16,067	540,494
Polyus PJSC	2,251	487,944
Rio Tinto, PLC, SP ADR	1,211	105,878
South32 Ltd.	44,192	102,211
Southern Copper Corp.	3,807	265,500
Sumitomo Metal Mining Co., Ltd.	2,000	89,314
Teck Resources, Ltd., Class B	8,215	202,993
Vedanta, Ltd., ADR	19,203	284,780
Wheaton Precious Metals Corp.	2,998	143,964
		5,349,765
Miscellaneous Manufacturing — 1.0%
Airtac International Group	11,883	430,201
Alfa Laval AB	31,767	1,184,675
Orica Ltd.	5,536	58,742
Siemens AG	1,920	315,145
Smiths Group, PLC	68,827	1,509,430
Sunny Optical Technology Group Co., Ltd.	3,869	98,595
Toshiba Corp.	96	4,045
		3,600,833
Office/Business Equipment — 0.0%
Canon, Inc.	2,700	64,403
Fujifilm Holdings Corp.	1,100	75,735
		140,138
Oil & Gas — 3.1%
BP, PLC, SP ADR	1	26
Canadian Natural Resources, Ltd.	4,335	150,078
DCC, PLC	71,649	6,083,872
Eni SpA	83,994	1,031,954
Equinor ASA, SP ADR	3,137	68,732
Galp Energia SGPS SA	6,634	83,189
Idemitsu Kosan Co., Ltd.	1,100	26,110
Imperial Oil, Ltd.	2,792	92,136
Inpex Corp.	6,228	42,522
Lukoil , PJSC, SP ADR	8,382	680,702
Lundin Petroleum AB	1,163	39,876
Neste Oyj	756	49,863
Oil Search Ltd.	31,786	91,263
OMV AG	4,843	280,987
Petro Rio SA*	156,520	590,137
Petroleo Brasileiro, SP ADR	10,959	111,891
Reliance Industries Ltd.	34,829	1,005,820
Repsol SA	7,844	104,939
Royal Dutch Shell, PLC, Class A, SP ADR	14,983	578,494
Total SA, SP ADR	7,259	338,923
Ultrapar Participacoes SA, SP ADR	7,935	29,121
Woodside Petroleum, Ltd.	7,291	124,415
		11,605,050
Pharmaceuticals — 6.8%
Alfresa Holdings Corp.	223,700	3,457,736
Aspen Pharmacare Holdings Ltd., ADR	6,986	82,365
Astellas Pharma, Inc.	65,100	1,038,736
Astellas Pharma, Inc., ADR	190	3,082
AstraZeneca, PLC, SP ADR	5,764	327,222
Bausch Health Cos., Inc.*	3,548	114,104
Celltrion, Inc.*	120	29,397
Chugai Pharmaceutical Co., Ltd.	2,100	79,464
CSPC Pharmaceutical Group, Ltd.	23,040	34,648
Daiichi Sankyo Co., Ltd.	2,748	63,061
Daiichi Sankyo Co., Ltd., ADR	876	20,323
Dr. Reddy's Laboratories, Ltd., ADR	3,953	282,126
Eisai Co., Ltd.	692	46,418
Galapagos NV, SP ADR*	491	37,385
Glaxosmithkline, PLC	164,592	3,139,386
Glaxosmithkline, PLC, SP ADR	8,330	322,954
Grifols SA, ADR	4,327	75,679
Kobayashi Pharmaceutical Co., Ltd.	471	41,757
Merck KGaA	587	105,520
Novartis AG	43,298	3,824,976
Novartis AG, SP ADR	17,275	1,526,765
Novo-Nordisk AS, SP ADR	6,449	508,826
Orion Corporation, Class B	672	29,670
Otsuka Holdings Co., Ltd.	1,100	46,120
Recordati SpA	46,394	2,585,741
Roche Holdings AG	7,508	2,628,188
Roche Holdings AG, SP ADR	12,016	525,820
Sanofi	34,238	3,663,246
Sanofi, ADR	5,170	276,233
Shionogi & Co., Ltd.	227	11,599
UCB SA	546	51,250
		24,979,797
Pipelines — 0.1%
Enbridge, Inc.	6,937	266,936
TC Energy Corp.	166	8,476
		275,412
Private Equity — 0.5%
3i Group, PLC	3,463	60,937
Macquarie Korea Infrastructure Fund	23,033	255,030
Partners Group Holding AG	916	1,382,570
		1,698,537
Real Estate — 0.8%
Aroundtown SA	6,368	53,711
China Resources Land, Ltd.	5,714	26,998
China Vanke Co., Ltd.	6,000	20,686
CK Asset Holdings, Ltd.	11,000	74,892
Country Garden Holdings Co., Ltd.	31,000	39,522
Country Garden Services Holdings Co., Ltd.	58,402	592,616
Daito Trust Construction Co., Ltd.	300	32,664
Deutsche Wohnen SE	1,095	69,717
Great Eagle Holdings, Ltd.	377,662	1,287,731
Iguatemi Empresa de Shopping Centers SA	11,736	99,802
Longfor Group Holdings, Ltd.(a)	6,500	38,094
REA Group, Ltd.	633	80,322
Shanghai Industrial Urban Development Group, Ltd.	20,000	1,983
Shimao Group Holdings Ltd.	14,500	41,602
Sun Hung Kai Properties, Ltd.	8,472	132,305
Sunac China Holdings, Ltd.	261	960
Sunac Services Holdings Ltd.(a)	620	1,852
Swiss Prime Site AG	543	55,762
Vonovia SE	1,595	100,117
Wharf Holdings Ltd., (The)	14,000	48,239
Wharf Real Estate Investment Co., Ltd.	14,000	84,736
		2,884,311
REITS — 0.2%
Ascendas Real Estate Investment Trust	23,000	50,562
CapitaLand Mall Trust	25,000	38,706
Daiwa House REIT Investment Corp.	12	32,793
Goodman Group	6,677	99,705
Japan Prime Realty Investment Corp.	15	58,634
Japan Retail Fund Investment Corp.	76	76,022
Link	6,000	57,880
Nippon Building Fund Inc.	9	57,544
Nippon Prologis REIT, Inc.*	15	46,438
Segro, PLC	5,434	80,350
Unibail-Rodamco-Westfield*	938	82,586
United Urban Investment Corp.	51	73,045
		754,265
Retail — 2.8%
ABC-Mart, Inc.	500	28,697
Aeon Co., Ltd.	676	18,254
Alibaba Health Information Technology, Ltd.*	14,000	34,702
ANTA Sports Products, Ltd.	5,561	112,256
Astra International Tbk PT, ADR	3,615	26,281
China International Travel Service Corp., Ltd., Class A	9,151	496,088
Cie Financiere Richemont SA	12,160	147,136
Dufry AG*	4,307	272,000
Fast Retailing Co., Ltd.	147	119,521
Hennes & Mauritz AB, Class B*	2,490	64,356
Industria de Diseno Textil SA, ADR	7,152	138,892
Li Ning Co., Ltd.	58,295	535,953
Moncler SpA	774	54,681
Next, PLC*	352	40,650
Nitori Holdings Co., Ltd.	353	61,005
Pan Pacific International Holdings Corp.	2,000	39,996
Restaurant Brands International, Inc.	3,260	227,287
Shimamura Co., Ltd.	300	28,799
Shinsegae, Inc.	1,217	343,354
Sun Art Retail Group Ltd.	121,000	92,002
Sundrug Co., Ltd.	17,900	607,297
Swatch Group AG, (The)	10,798	3,908,750
Tsuruha Holdings	21,300	2,591,246
Wal-Mart de Mexico SAB de CV, SP ADR	1,129	35,950
Yum China Holdings, Inc.	1,728	116,882
Zhongsheng Group Holdings, Ltd.	7,000	58,221
		10,200,256
Semiconductors — 8.1%
ASE Technology Holding Co., Ltd. ADR	6,033	48,385
ASML Holding NV	1,854	1,252,547
ASML Holding NV, ADR	1,129	762,606
Mediatek, Inc.*	22,981	793,927
NVIDIA Corp.	1,596	1,037,049
Rohm Co., Ltd.	40	3,747
Samsung Electronic Co., Ltd.	95,310	6,841,375
Samsung Electronic Co., Ltd., GDR	3,055	5,520,128
SK Hynix, Inc.	917	102,815
SUMCO Corp.	34	785
Taiwan Semiconductor Manufacturing Co., Ltd.	221,000	4,692,313
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	71,776	8,423,631
Tokyo Electron, Ltd.	400	175,499
Tokyo Electron, Ltd., ADR	1,048	114,840
United Microelectronics Corp., SP ADR	36,418	342,693
		30,112,340
Software — 2.4%
Bilibili, Inc., SP ADR*	3,665	392,815
BlackBerry Ltd.*	10,732	108,071
Dassault Systemes SE	475	109,101
Dassault Systemes SE, ADR	490	112,832
NetEase, Inc.	24,362	572,287
NetEase, Inc., ADR	15,430	1,819,660
Nexon Co., Ltd.	31,200	739,794
Open Text Corp.	2,121	99,645
Playtech, PLC*	329,297	2,148,099
ROBLOX Corp., Class A*	6,221	583,343
SAP SE, SP ADR	2,021	282,799
SimCorp A/S	14,621	1,979,535
		8,947,981
Telecommunications — 3.0%
America Movil SAB de CV, Class L, SP ADR	7,257	111,540
BCE, Inc.	5,954	296,033
Belgacom SA	39,681	808,732
Chunghwa Telecom Co., Ltd., SP ADR	10,212	418,386
Deutsche Telekom AG, SP ADR	5,690	118,807
Elisa OYJ	619	36,704
GDS Holdings Ltd., ADR*	5,398	406,037
Hikari Tsushin, Inc.	200	39,656
KDDI Corp.	66,048	2,251,492
Millicom International Cellular SA, SDR*	116	5,184
MTN Group, Ltd.*	23,254	171,030
NICE Ltd., SP ADR	288	64,040
Nippon Telegraph & Telephone Corp.	2,100	56,869
Nippon Telegraph & Telephone Corp., ADR	984	26,627
Nokia OYJ, SP ADR	12,708	65,573
Orange SA	5,001	63,820
PLDT, Inc., SP ADR	2,630	72,509
SK Telecom Ltd., SP ADR	6,177	197,911
SoftBank Corp.	7,979	102,307
Softbank Group Corp., ADR	7,968	304,138
Swisscom AG	318	179,640
Tele2 AB, Class B	1,551	21,126
Telefonaktiebolaget LM Ericsson, Class B	374,935	5,028,843
Telefonaktiebolaget LM Ericsson, SP ADR	2,495	33,508
Telefonica SA	9,365	46,135
Telenor ASA, ADR	3,481	60,569
Turkcell Iletisim Hizmetleri AS, ADR	4,138	19,242
		11,006,458
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	800	57,435
Nintendo Co., Ltd.	200	123,843
Nintendo Co., Ltd., ADR	1,152	89,073
		270,351
Transportation — 0.4%
Aurizon Holdings Ltd.	22,111	62,263
Canadian National Railway Co.	3,433	386,453
Canadian Pacific Railway, Ltd.	1,055	85,729
Central Japan Railway Co.	304	45,471
Deutsche Post AG, SP ADR	3,012	204,635
DSV PANALPINA A S, ADR	826	100,912
East Japan Railway Co.	900	63,660
Keio Corp.	1,000	63,498
Mitsui OSK Lines, Ltd.	3,000	118,671
Nagoya Railroad Co., Ltd.	4,000	78,007
Odakyu Electric Railway Co., Ltd.*	2,000	52,574
Poste Italiane SpA(a)	3,442	48,260
SG Holdings Co., Ltd.	2,446	54,221
Tobu Railway Co., Ltd.	1,000	25,656
West Japan Railway Co.	475	27,135
ZTO Express Cayman, Inc., ADR	3,209	102,977
		1,520,122
Water — 0.9%
Severn Trent, PLC	1,160	40,320
United Utilities Group, PLC	234,955	3,266,472
		3,306,792
TOTAL COMMON STOCKS
(Cost $264,320,173)		344,146,383
PREFERRED STOCKS - 0.6%
Auto Manufacturers — 0.0%
Porsche Auto SE, 2.433%	851	94,676
Banks — 0.1%
Banco Bradesco SA, ADR*, 2.241%	40,500	205,740
Bancolombia SA, SP ADR, 3.064%	1,414	42,448
		248,188
Chemicals — 0.2%
Fuchs Petrolub SE, 2.355%	13,896	714,063
Cosmetics/Personal Care — 0.3%
LG Household & Health Care, Ltd., 1.537%	1,677	1,079,190
Electronics — 0.0%
Sartorius AG, 0.178%	88	43,678
TOTAL PREFERRED STOCKS
(Cost $1,932,430)		2,179,795
EXCHANGE TRADED FUNDS - 0.2%
Diversified Financial Services — 0.2%
Ishares MSCI India ETF	10,140	448,999
iShares MSCI Saudi Arabia ETF	7,882	303,773
		752,772
TOTAL EXCHANGE TRADED FUNDS
(Cost $635,506)		752,772
SHORT-TERM INVESTMENTS - 5.9%
U.S. Bank Money Market Deposit Account, 0.01%(b)	21,649,364	21,649,364
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,649,364)		21,649,364
TOTAL INVESTMENTS - 99.7%
(Cost $288,537,473)		368,728,314
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		1,182,433
NET ASSETS - 100.0%		$369,910,747

*	Non-income producing security.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
As of May 31, 2021, total market value of Rule 144A securities is $6,033,955 and represents 1.60% of net assets.

(b)	The rate shown is as of May 31, 2021.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Special Drawing Right
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the financial statements.

AQUARIUS INTERNATIONAL FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
AQUARIUS INTERNATIONAL FUND
Common Stocks	$344,146,383	$83,592,155	$260,554,228	$–
Exchange-Traded Funds	752,772	752,772	–	–
Preferred Stocks	2,179,795	248,188	1,931,607	–
Short-Term Investments	21,649,364	21,649,364	–	–
Total Investments*	$368,728,314	$106,242,479	$262,485,835	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.